SilverPepper Long/Short Emerging Markets Currency Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 86.6%
$827,888	Goldman Sachs Government Fund, 4.72%[1]	$827,888
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $827,888)	827,888
	TOTAL INVESTMENTS — 86.6%
	(Cost $827,888)	827,888
	Other Assets in Excess of Liabilities — 13.4%	127,756
	TOTAL NET ASSETS — 100.0%	$955,644

[1]	The rate is the annualized seven-day yield at period end.

SilverPepper Long/Short Emerging Markets Currency Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Brazilian Real	Marex Spectron	BRL per USD	June 21, 2023	9,460,350	$1,814,212	$1,837,807	$23,595
Chinese Yuan Renminbi	Marex Spectron	CNH per USD	June 21, 2023	6,165,000	900,000	903,098	3,098
Indian Rupee	Marex Spectron	INR per USD	June 21, 2023	74,268,000	900,000	899,210	(790)
					$3,614,212	$3,640,115	$25,903

Sales Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Brazilian Real	Marex Spectron	BRL per USD	June 21, 2023	(4,815,900)	(900,000)	(935,557)	(35,557)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$2,714,212	$2,704,558	$(9,654)

BRL - Brazilian Real

CNH - Chinese Yuan Renminbi

INR - Indian Rupee

USD - United States Dollar